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                                                        FORTIS
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                                                          Fortis money market
                                                          fund annual report
                                                          September 30, 1999




                                                          FORTIS FINANCIAL GROUP

                                 [GRAPHIC]

FORTIS MONEY FUND ANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                   1

  SCHEDULE OF INVESTMENTS                  2

  STATEMENT OF ASSETS AND
    LIABILITIES                            3

  STATEMENT OF OPERATIONS                  3

  STATEMENTS OF CHANGES IN NET
    ASSETS                                 4

  NOTES TO FINANCIAL STATEMENTS            5

  INDEPENDENT AUDITORS' REPORT             8

  BOARD OF DIRECTORS AND OFFICERS          9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 9/30/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MONEY FUND
Portfolio Composition by Industry as of 09/30/99
Diversified Finance                               18.3%
Banks                                             18.2%
Captive Auto Finance                              17.5%
Consumer Finance                                  13.8%
Utilities - Electric                              12.1%
Brokerage and Investment                           8.1%
Captive Equipment Finance                          4.6%
Captive Oil Finance                                4.6%
Food                                               2.8%

FORTIS MONEY MARKET FUND - ANNUAL REPORT

REVIEW

The U.S. economy is in great shape. Now entering an unprecedented ninth year of expansion, the U.S. economy is growing at a healthy 4% annual rate while inflation remains low. A year ago it appeared that the economic problems of Asia, Russia and Latin America threatened to derail the U.S. expansion. By the spring of 1999, however, it became evident that many regions of the world were recovering more quickly than expected and that domestic growth would not slow. Market sentiment then shifted to concern that the economy would grow too fast and eventually cause higher inflation. Bond yields rose and the Federal Reserve Bank (the "Fed") began to raise short-term rates in order to slow down the economy.

For the year ended September 30, 1999, the fund yielded 4.40% compared to 4.88% for the year-ended September 30, 1998. The decline in the Fund's yield was due to a drop in short-term interest rates in the latter half of 1998. The drop in rates was precipitated by the actions of the Federal Reserve Bank, which lowered the federal funds rate 0.75% in a series of three 0.25% moves. At the time, the Fed cited global economic weakness and poor liquidity in the financial markets as the reason for their lowering interest rates stance in an otherwise healthy domestic economic environment. Short-term rates remained relatively stable through the first quarter of 1999 and then began to rise in the second quarter on the expectation that the Fed would raise short-term interest rates in response to improving global economic growth and stronger than expected domestic growth. So far this year the Fed has raised rates 0.50% in two 0.25% increases and has stated that they are still wary of tight labor markets and their potentially inflationary implications.

The fund continues to place great emphasis on high quality and liquidity while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid.) During the past six months, the fund's average maturity has fluctuated between 35-60 days. At the end of March, the fund's average maturity was 35 days. By mid-May, we had extended the average maturity to 60 days, with the view that a near-term change in rates was unlikely. In late May, a combination of high levels of consumer spending and tight labor markets led us to believe that the Fed would have to raise rates to keep inflation in check. As a result we lowered the average maturity to 35 days, where it remained until early September. At that time commercial paper issuers began to address their year-end funding needs much earlier than normal due to their Y2K concerns. This phenomenon made the yields on longer maturities very attractive. Although our outlook for short-term rates did not change, we began lengthening the average maturity back to 60 days to take advantage of the higher yields available on longer dated paper.

OUTLOOK

Looking forward, we expect economic growth to moderate slightly over the next year as the effects of higher rates take hold. As always, threats to the economy (such as a stock market correction, a rise in inflation or Y2K problems) still exist, however, the probability of a significant slowdown appears remote right now. Productivity gains and global competition have kept overall inflation low, however rising commodity prices and low unemployment have raised the odds of an increase in inflation in the coming year. The Fed's recent rate hikes were intended to preemptively combat inflation and we feel that they will be successful in doing so.

Sincerely,

  [SIGNATURE]                                           [SIGNATURE]
  Dean C. Kopperud                                      Howard G. Hudson
  President                                             Vice-President

FORTIS MONEY FUND
Schedule of Investments
September 30, 1999

SHORT-TERM INVESTMENTS-99.96%
--------------------------------------------------------------------------------

                                                                                                          Standard
                                                                                                          & Poor's
 Principal                                                                                  Maturity       Rating
  Amount                                                                        Yield         Date       (Unaudited)     Value(a)
-----------                                                                  -----------   -----------   -----------   ------------
              BANKS-18.15%
$8,000,000    Bank of America Corp........................................       5.93%       02/01/00    A1            $  7,844,200
 5,000,000    Chase Manhattan Corp. (d)...................................       5.46%       01/20/00    A+               5,000,127
 5,000,000    First Union National Bank (d)...............................       5.44%       05/17/00    A+               5,000,000
 8,000,000    Toronto Dominion Holdings USA, Inc..........................       5.45%       11/30/99    A1               7,929,333
 4,645,947    U.S. Bank N.A. Money Market Variable Rate Time Deposit......       5.17%       10/01/99    A1+              4,645,947
 1,000,000    Wachovia Corp...............................................       5.09%       12/15/99    A+               1,003,841
                                                                                                                       ------------
                                                                                                                         31,423,448
                                                                                                                       ------------
              BROKERAGE AND INVESTMENT-8.08%
 8,000,000    Merrill Lynch Corp..........................................       5.39%       10/20/99    A1               7,977,664
 6,000,000    Morgan Stanley Dean Witter (d)..............................       5.55%       02/22/00    A1               6,000,000
                                                                                                                       ------------
                                                                                                                         13,977,664
                                                                                                                       ------------
              CAPTIVE AUTO FINANCE-17.49%
 8,000,000    Daimler Chrysler NA Corp....................................       5.39%       10/18/99    A1               7,980,091
 3,200,000    Ford Motor Credit Corp......................................       5.39%       10/12/99    A1               3,194,828
 4,800,000    Ford Motor Credit Corp......................................       5.38%       10/15/99    A1               4,790,125
 3,000,000    General Motors Acceptance Corp..............................       5.47%       11/17/99    A1               2,979,163
 5,000,000    General Motors Acceptance Corp..............................       5.97%       02/09/00    A1               4,895,564
 6,446,000    Toyota Motor Credit Corp....................................       5.38%       10/19/99    A1               6,428,983
                                                                                                                       ------------
                                                                                                                         30,268,754
                                                                                                                       ------------
              CAPTIVE EQUIPMENT FINANCE-4.58%
 8,000,000    PACCAR Financial Corp.......................................       5.45%       12/03/99    A1               7,925,800
                                                                                                                       ------------
              CAPTIVE OIL FINANCE-4.61%
 8,000,000    Chevron U.S.A., Inc.........................................       5.38%       10/26/99    A1               7,970,667
                                                                                                                       ------------
              CONSUMER FINANCE-13.80%
 8,000,000    American Express Credit Corp................................       5.39%       11/03/99    A1               7,961,280
 3,700,000    American General Finance Corp...............................       5.39%       10/14/99    A1               3,692,932
 4,300,000    American General Finance Corp...............................       5.43%       11/10/99    A1               4,274,630
 8,000,000    Household Finance Corp......................................       5.44%       11/08/99    A1               7,955,160
                                                                                                                       ------------
                                                                                                                         23,884,002
                                                                                                                       ------------
              DIVERSIFIED FINANCE-18.30%
 7,954,000    Associates Corp. Master Variable Rate Note..................       5.16%       10/01/99    A1+              7,954,000
 8,000,000    CIT Group Inc...............................................       5.31%       10/06/99    A1               7,994,233
 4,300,000    General Electric Capital Corp...............................       5.33%       10/08/99    A1               4,295,644
 3,800,000    General Electric Capital Corp...............................       5.42%       10/28/99    A1               3,784,867
 7,800,000    Prudential Funding Corp.....................................       5.99%       01/26/00    A1               7,653,477
                                                                                                                       ------------
                                                                                                                         31,682,221
                                                                                                                       ------------
              FOOD-2.83%
 5,000,000    Kellogg Company Corp........................................       5.86%       02/01/00    A1               4,903,479
                                                                                                                       ------------
              UTILITIES-ELECTRIC-12.12%
 5,000,000    Central SouthWest Credit Corp...............................       5.91%       01/19/00    A1               4,912,611
 8,100,000    Duke Energy Corp............................................       5.31%       10/05/99    A1               8,095,320
 8,000,000    Wisconsin Electric Fuel Corp................................       5.39%       10/22/99    A1               7,975,360
                                                                                                                       ------------
                                                                                                                         20,983,291
                                                                                                                       ------------
              TOTAL INVESTMENTS IN SECURITIES (COST: $173,019,326) (B)....                                             $173,019,326
                                                                                                                       ============

     (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (b) Also represents cost for federal income tax purposes.
     (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
     (d) Variable Rate Securities; the yield reported is the rate in effect as of September 30, 1999.

FORTIS MONEY FUND

Statement of Assets and Liabilities

September 30, 1999

--------------------------------------------------------------------------------

ASSETS
  Short-term investments, as detailed in the accompanying schedule, at amortized cost (approximates market) (Note 1).....................  $173,019,326
  Cash on deposit with custodian......................................           634
  Receivables:
    Interest and dividends............................................       199,223
  Deferred registration costs (Note 1)................................        43,156
                                                                        ------------
TOTAL ASSETS..........................................................   173,262,339
                                                                        ------------
LIABILITIES
  Cash portion of dividends payable...................................        33,630
  Payable for investment advisory and management fees (Note 2)........        83,697
  Payable for distribution fees (Note 2)..............................           164
  Accounts payable and accrued expenses...............................        52,972
                                                                        ------------
TOTAL LIABILITIES.....................................................       170,463
                                                                        ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share-authorized
    50,000,000,000 shares.............................................  $173,091,876
                                                                        ============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $168,080,159 and 168,080,159
    shares outstanding)...............................................         $1.00
                                                                        ------------
  Class B shares (based on net assets of $1,393,024 and 1,393,024
    shares outstanding)...............................................         $1.00
                                                                        ------------
  Class C shares (based on net assets of $1,530,982 and 1,530,982
    shares outstanding)...............................................         $1.00
                                                                        ------------
  Class H shares (based on net assets of $2,087,711 and 2,087,711
    shares outstanding)...............................................         $1.00
                                                                        ------------

Statement of Operations

For the Year Ended September 30, 1999

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income...................................................  $ 8,595,090
                                                                        -----------
  Expenses:
    Investment advisory and management fees (Note 2)..................    1,006,853
    Distribution fees (Class B) (Note 2)..............................        6,441
    Distribution fees (Class C) (Note 2)..............................        5,997
    Distribution fees (Class H) (Note 2)..............................        8,855
    Legal and auditing fees (Note 2)..................................       32,617
    Custodian fees....................................................        6,100
    Shareholders' notices and reports.................................       52,727
    Registration fees (Note 1)........................................      129,168
    Directors' fees and expenses (Note 2).............................       16,497
    Transfer agent expenses...........................................      140,279
    Other.............................................................        6,061
                                                                        -----------
  Total expenses......................................................    1,411,595
                                                                        -----------
NET INVESTMENT INCOME.................................................    7,183,495
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $ 7,183,495
                                                                        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                             FOR THE             FOR THE
                                                                            YEAR ENDED          YEAR ENDED
                                                                        SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
                                                                        ------------------  ------------------
OPERATIONS
  Net investment income...............................................   $     7,183,495      $   6,779,137
                                                                         ---------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A...........................................................        (7,090,532)        (6,744,943)
    Class B...........................................................           (28,008)            (4,300)
    Class C...........................................................           (26,108)            (4,329)
    Class H...........................................................           (38,847)           (25,565)
                                                                         ---------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................................        (7,183,495)        (6,779,137)
                                                                         ---------------      -------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00 NET ASSET VALUE PER
  SHARE):
  Proceeds from sale of shares
    Class A...........................................................     1,129,355,442        661,898,113
    Class B...........................................................         1,905,456            685,158
    Class C...........................................................        46,755,851          5,185,184
    Class H...........................................................         3,252,075          1,451,437
  Proceeds from shares issued as a result of reinvested dividends
    Class A...........................................................         6,418,477          6,172,248
    Class B...........................................................            26,774              3,256
    Class C...........................................................            13,579              2,773
    Class H...........................................................            36,732             23,161
  Less cost of repurchase of shares
    Class A...........................................................    (1,124,316,309)      (637,994,732)
    Class B...........................................................          (843,716)          (439,399)
    Class C...........................................................       (45,952,739)        (4,483,885)
    Class H...........................................................        (1,751,080)        (1,551,779)
                                                                         ---------------      -------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS....................        14,900,542         30,951,535
                                                                         ---------------      -------------
TOTAL INCREASE IN NET ASSETS..........................................        14,900,542         30,951,535
NET ASSETS:
  Beginning of year...................................................       158,191,334        127,239,799
                                                                         ---------------      -------------
  End of year.........................................................   $   173,091,876      $ 158,191,334
                                                                         ===============      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc., permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund within the Fortis Mutual Fund group. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00 under normal conditions.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the year ended September 30, 1999, the cost of purchases and proceeds from sales of short-term securities aggregated $1,572,433,180 and $1,557,631,434 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $61,936 for Class A, $4,774 for Class B, $1,006 for Class C and $10,636 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as confirms and checkbook production and mailings.

   Legal fees and expenses aggregating $17,093 for the year ended September 30, 1999, were paid to a law firm of which the secretary of the fund is a partner.

FORTIS MONEY FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                                       Class A
                                                              ---------------------------------------------------------
                                                                              Year Ended September 30,
                                                              ---------------------------------------------------------
                                                                1999         1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................  $   1.00     $   1.00    $   1.00    $   1.00    $   1.00
                                                              --------     --------    --------    --------    --------
Operations:
  Investment income - net...................................       .04          .05         .05         .05         .05
                                                              --------     --------    --------    --------    --------

Distributions to shareholders:
  From investment income - net..............................      (.04)        (.05)       (.05)       (.05)       (.05)
                                                              --------     --------    --------    --------    --------
Net asset value, end of year................................  $   1.00     $   1.00    $   1.00    $   1.00    $   1.00
                                                              --------     --------    --------    --------    --------
Total return @..............................................      4.40%        4.88%       4.74%       4.74%       5.03%
Net assets end of year (000s omitted).......................  $168,080     $156,623    $126,547    $120,375    $105,472
Ratio of expenses to average daily net assets...............       .83%         .86%        .88%        .91%        .91%
Ratio of net investment income to average daily net
  assets....................................................      4.29%        4.77%       4.64%       4.67%       4.91%

                                                                                         Class B
                                                                ----------------------------------------------------------
                                                                                 Year Ended September 30,
                                                                ----------------------------------------------------------
                                                                  1999         1998        1997              1996+++
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................     $ 1.00        $1.00       $1.00              $1.00
                                                                 ------        -----       -----              -----
Operations:
  Investment income - net...................................        .04          .04         .04                .04
                                                                 ------        -----       -----              -----

Distributions to shareholders:
  From investment income - net..............................       (.04)        (.04)       (.04)              (.04)
                                                                 ------        -----       -----              -----
Net asset value, end of year................................     $ 1.00        $1.00       $1.00              $1.00
                                                                 ------        -----       -----              -----
Total return @..............................................       3.56%        4.06%       3.97%              4.11%
Net assets end of year (000s omitted).......................     $1,393*       $ 305       $  55              $  28
Ratio of expenses to average daily net assets...............       1.63%        1.66%       1.68%              1.71%*
Ratio of net investment income to average daily net
  assets....................................................       3.48%        4.00%       3.94%              3.99%*

*               Annualized.
+++ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.


--------------------------------------------------------------------------------

                                                                                          Class C
                                                           ----------------------------------------------------------------------
                                                                                  Year Ended September 30,
                                                           ----------------------------------------------------------------------
                                                             1999         1998           1997          1996            1995++
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.....................     $ 1.00        $1.00         $1.00          $1.00           $1.00
                                                            ------        -----         -----          -----           -----
Operations:
  Investment income - net..............................        .04          .04           .04            .05             .01
                                                            ------        -----         -----          -----           -----

Distributions to shareholders:
  From investment income - net.........................       (.04)        (.04)         (.04)          (.05)           (.01)
                                                            ------        -----         -----          -----           -----
Net asset value, end of year...........................     $ 1.00        $1.00         $1.00          $1.00           $1.00
                                                            ------        -----         -----          -----           -----
Total return @.........................................       3.57%        4.12%         4.45%          4.97%           1.33%
Net assets end of year (000s omitted)..................     $1,531        $ 714         $  10          $   1           $   9
Ratio of expenses to average daily net assets..........       1.63%        1.66%         1.68%          1.46%(a)        1.71%*
Ratio of net investment income to average daily net
  assets...............................................       3.48%        4.08%         3.98%          4.33%(a)        4.46%*

                                                                                             Class H
                                                                -----------------------------------------------------------------
                                                                                    Year Ended September 30,
                                                                -----------------------------------------------------------------
                                                                  1999         1998           1997          1996          1995+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......................        $ 1.00        $1.00         $1.00          $1.00         $1.00
                                                                 ------        -----         -----          -----         -----
Operations:
  Investment income - net................................           .04          .04           .04            .04           .02
                                                                 ------        -----         -----          -----         -----

Distributions to shareholders:
  From investment income - net...........................          (.04)        (.04)         (.04)          (.04)         (.02)
                                                                 ------        -----         -----          -----         -----
Net asset value, end of year.............................        $ 1.00        $1.00         $1.00          $1.00         $1.00
                                                                 ------        -----         -----          -----         -----
Total return @...........................................          3.55%        4.07%         4.06%          4.04%         2.52%
Net assets end of year (000s omitted)....................        $2,088        $ 550         $ 627          $  60         $ 122
Ratio of expenses to average daily net assets............          1.63%        1.66%         1.68%          1.71%         1.71%*
Ratio of net investment income to average daily net
  assets.................................................          3.51%        3.96%         4.02%          4.03%         4.43%*

*               Annualized.
+ For the period from March 16, 1995 (date of first investment) to September 30, 1995.
++ For the period from June 14, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbured expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ended September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Money Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Money Fund (a series of Fortis Money Portfolios, Inc.) as of September 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Money Fund as of September 30, 1999 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended September 30, 1999, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
November 5, 1999

DIRECTORS AND OFFICERS

DIRECTORS          Richard W. Cutting       CPA AND FINANCIAL CONSULTANT
                   Allen R. Freedman        CHAIRMAN AND CHIEF EXECUTIVE OFFICER, FORTIS, INC. MANAGING
                                              DIRECTOR OF
                                              FORTIS INTERNATIONAL, N.V.
                   Dr. Robert M. Gavin      PRESIDENT, CRANBROOK EDUCATION COMMUNITY. PRIOR TO JULY
                                              1996, PRESIDENT MACALESTER COLLEGE
                   Benjamin S. Jaffray      CHAIRMAN, SHEFFIELD GROUP, LTD.
                   Jean L. King             PRESIDENT, COMMUNI-KING
                   Dean C. Kopperud         CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                              FORTIS ADVISERS, INC. PRESIDENT AND DIRECTOR,
                                              FORTIS INVESTORS, INC. PRESIDENT - FORTIS FINANCIAL GROUP,
                                              FORTIS BENEFITS INSURANCE COMPANY AND SENIOR VICE
                                              PRESIDENT, FORTIS INSURANCE COMPANY
                   Edward M. Mahoney        PRIOR TO JANUARY 1995, CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER, FORTIS ADVISERS, INC.,
                                              FORTIS INVESTORS, INC.
                   Robb L. Prince           FINANCIAL AND EMPLOYEE BENEFIT CONSULTANT. PRIOR TO JULY
                                              1995, VICE PRESIDENT AND TREASURER, JOSTENS, INC.
                   Leonard J. Santow        PRINCIPAL, GRIGGS & SANTOW, INC.
                   Noel Shadko              MARKETING CONSULTANT. PRIOR TO MAY 1996, SENIOR VICE
                                              PRESIDENT OF MARKETING & STRATEGIC PLANNING, ROLLERBLADE,
                                              INC.
                   Joseph M. Wikler         INVESTMENT CONSULTANT AND PRIVATE INVESTOR. PRIOR TO JANUARY
                                              1994, DIRECTOR OF RESEARCH, CHIEF INVESTMENT OFFICER,
                                              PRINCIPAL, AND DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR AND           Fortis Advisers, Inc.
TRANSFER AGENT                              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER                       Fortis Investors, Inc.
                                            BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                                   U.S. Bank National Association
                                            MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                             Dorsey & Whitney LLP
                                            MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS                        KPMG LLP
                                            MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers annuities, life insurance and mutual funds through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides speciality insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of the international Fortis group, which operates in the fields of insurance, banking and investments. Fortis' listed companies are Fortis (B) of Belgium and Fortis (NL) of the Netherlands.

Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fund management offered through
Fortis Advisors, Inc. since 1949

Securities offered through Fortis
Investors, Inc., member NASD, SIPC

Insurance products offered through
Fortis Benefits Insurance Company &
Fortis Insurance Company

P.O. Box 64284, St. Paul, MN 55164-0284
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
                                                                 Permit No. 3794
Fortis money market fund                                         Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40 percent preconsumer waste and ten percent post consumer waste. Please recycle.

The Fortis brandmark and Fortis-SM- are servicemarks of Fortis (B) and Fortis (NL).

95221-C- Fortis, Inc. 10/99